Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	AMERICAN BALANCED FUND
Central Index Key	0000004568
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
AMERICAN BALANCED FUND® | Class A
Prospectus:
Trading Symbol	ABALX
AMERICAN BALANCED FUND® | Class R-1
Prospectus:
Trading Symbol	RLBAX
AMERICAN BALANCED FUND® | Class R-2
Prospectus:
Trading Symbol	RLBBX
AMERICAN BALANCED FUND® | Class R-3
Prospectus:
Trading Symbol	RLBCX
AMERICAN BALANCED FUND® | Class R-4
Prospectus:
Trading Symbol	RLBEX
AMERICAN BALANCED FUND® | Class R-5
Prospectus:
Trading Symbol	RLBFX
AMERICAN BALANCED FUND® | Class C
Prospectus:
Trading Symbol	BALCX
AMERICAN BALANCED FUND® | Class F-1
Prospectus:
Trading Symbol	BALFX
AMERICAN BALANCED FUND® | Class 529-A
Prospectus:
Trading Symbol	CLBAX
AMERICAN BALANCED FUND® | Class 529-C
Prospectus:
Trading Symbol	CLBCX
AMERICAN BALANCED FUND® | Class 529-E
Prospectus:
Trading Symbol	CLBEX
AMERICAN BALANCED FUND® | Class 529-F-1
Prospectus:
Trading Symbol	CLBFX
AMERICAN BALANCED FUND® | Class F-2
Prospectus:
Trading Symbol	AMBFX
AMERICAN BALANCED FUND® | Class R-6
Prospectus:
Trading Symbol	RLBGX
AMERICAN BALANCED FUND® | Class R-2E
Prospectus:
Trading Symbol	RAMHX
AMERICAN BALANCED FUND® | Class R-5E
Prospectus:
Trading Symbol	RLEFX
AMERICAN BALANCED FUND® | Class F-3
Prospectus:
Trading Symbol	AFMBX
AMERICAN BALANCED FUND® | Class 529-T
Prospectus:
Trading Symbol	TAFBX
AMERICAN BALANCED FUND® | Class T
Prospectus:
Trading Symbol	TABFX